Condensed Statements of Cash Flows, Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	¥ 656,389	¥ 412,669	¥ 999,689
Net cash provided by (used in) operating activities	(1,789,431)	951,812	(1,013,952)
Cash flows from investing activities:
Net cash used in investing activities	(1,842,893)	(10,470,684)	(2,423,762)
Cash flows from financing activities:
Net change in short-term borrowings	(1,261,955)	6,131,912	(6,527)
Proceeds from issuance of long-term debt	1,052,849	1,167,647	1,582,902
Proceeds from issuance of common stock	5	757,790	533,794
Purchases of treasury stock	(2,560)	(3)	(5)
Dividends paid	(215,902)	(133,925)	(130,297)
Net cash provided by (used in) financing activities	2,965,844	8,019,850	4,104,842
Net increase (decrease) in cash and due from banks	(667,904)	(1,514,928)	666,547
Cash and due from banks at beginning of fiscal year	1,884,531	3,399,459	2,732,912
Cash and due from banks at end of fiscal year	1,216,627	1,884,531	3,399,459
Parent Company
Cash flows from operating activities:
Net income	656,389	412,669	999,689
Adjustments and other	(644,977)	(396,510)	(908,244)
Net cash provided by (used in) operating activities	11,412	16,159	91,445
Cash flows from investing activities:
Payments for purchases of securities of subsidiaries	(212)	(751,620)	(846,587)
Net change in other investing activities	80	(43,582)	15,755
Net cash used in investing activities	(132)	(795,202)	(830,832)
Cash flows from financing activities:
Net change in short-term borrowings	60,000	161,265	100,000
Proceeds from issuance of long-term debt			240,000
Proceeds from issuance of common stock	146,499	751,620	529,200
Purchases of treasury stock	(2,560)	(3)	(5)
Dividends paid	(215,937)	(134,644)	(130,802)
Net change in other financing activities	730	818	988
Net cash provided by (used in) financing activities	(11,268)	779,056	739,381
Net increase (decrease) in cash and due from banks	12	13	(6)
Cash and due from banks at beginning of fiscal year	155	142	148
Cash and due from banks at end of fiscal year	¥ 167	¥ 155	¥ 142